SHARE CAPITAL AND RESERVES (Details 2)	9 Months Ended		12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares
SHARE CAPITAL AND RESERVES
Number of warrants, beginning | shares	10,984,163	10,984,163	6,176,470
Granted pursuant to a private placement | shares	0	0	4,807,693
Number of warrants exercised | shares	(6,176,470)	(6,176,470)	0
Number of warrants, ending | shares	4,807,693	4,807,693	10,984,163
Weighted average exercise price, beginning | $ / shares	$ 0.06		$ 0.06
Weighted average exercise price granted | $ / shares			0.08
Weighted average exercise price exercised | $ / shares		$ 0.06
Weighted average exercise price, ending | $ / shares	$ 0.08		$ 0.06